Inverse Russell 2000 Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%		8.52%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(7.12%)	(11.50%)		(10.85%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(9.81%)	(12.63%)		(11.46%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(4.30%)	(8.59%)		(7.24%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(10.19%)	(11.72%)		(10.63%)